NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net loss per share

	Three Months Ended September 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(998,010)	$(1,633,033)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,210,753	7,821,515
Weighted average shares issuable for vested restricted stock units	316,101	–
Total weighted average shares diluted	8,526,854	7,821,515

	Nine Months Ended September 30,
	2023	2022
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(3,646,027)	$(6,539,506)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	8,053,341	5,522,950
Weighted average shares issuable for vested restricted stock units	202,265	–
Total weighted average shares diluted	8,255,606	5,522,950

Schedule of anti-dilutive securities excluded from computation of earnings per share

	September 30, 2023	September 30, 2022

Series A and B convertible preferred stock	–	1,093,039
Warrants	3,809,619	2,076,730
Restricted stock units	780,297	–
Stock options	2,738,820	2,410,148
	7,328,736	5,579,917